UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21323

 NAME OF REGISTRANT:                     Eaton Vance Limited Duration
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019



Eaton Vance Limited Duration Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BANCO COMERCIAL PORTUGUES, SA                                                               Agenda Number:  710225029
--------------------------------------------------------------------------------------------------------------------------
        Security:  X03188BC6
    Meeting Type:  BOND
    Meeting Date:  17-Dec-2018
          Ticker:
            ISIN:  PTBCPWOM0034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT VOTING IN PORTUGUESE                     Non-Voting
       MEETINGS REQUIRES THE DISCLOSURE OF
       BENEFICIAL OWNER INFORMATION, THROUGH
       DECLARATIONS OF PARTICIPATION AND VOTING.
       BROADRIDGE WILL DISCLOSE THE BENEFICIAL
       OWNER INFORMATION FOR YOUR VOTED ACCOUNTS.
       ADDITIONALLY, PORTUGUESE LAW DOES NOT
       PERMIT BENEFICIAL OWNERS TO VOTE
       INCONSISTENTLY ACROSS THEIR HOLDINGS.
       OPPOSING VOTES MAY BE REJECTED SUMMARILY BY
       THE COMPANY HOLDING THIS BALLOT. PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       FOR FURTHER DETAILS.

1      TO COMMENT ON THE POSSIBLE LOSSES TO THE                  Mgmt          No vote
       BONDHOLDERS RESULTING FROM THE MERGER BY
       INCORPORATION, THROUGH THE GLOBAL TRANSFER
       OF THE ASSETS, OF SADAMORA - INVESTIMENTOS
       IMOBILIARIOS, SA AND ENERPARCELA -
       EMPREENDIMENTOS IMOBILIARIOS, SA (THE
       'SUBSIDIARIES') INTO BCP UNDER THE TERMS
       AND FOR THE PURPOSES OF ARTICLE 101-C OF
       THE PORTUGUESE COMPANIES CODE

CMMT   23 NOV 2018: PLEASE NOTE THAT THERE IS A                  Non-Voting
       MINIMUM TO VOTE: 100000 AND MULTIPLE:
       100000.

CMMT   23 NOV 2018: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO ADDITION OF COMMENT. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT VOTE AGAIN UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  934847887
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert Fairbairn                                          Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  934981653
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2019
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2019.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Limited Duration Income Fund
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/12/2019